ASSET UNDER DEVELOPMENT - Schedule of gain on disposal for LNG Croatia (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Sale Leaseback Transaction [Line Items]
Cash consideration received	$ 190,131	$ 3,160	$ 0
Carrying value of converted FSRU, LNG Croatia	(658,247)	(434,248)	(20,000)
Gain on disposal of long lived asset	5,682	$ 0	$ 0
LNG Croatia
Sale Leaseback Transaction [Line Items]
Cash consideration received	193,291
Carrying value of converted FSRU, LNG Croatia	(187,609)
Gain on disposal of long lived asset	$ 5,682